Federated Hermes MDT Market Neutral ETF Expense Example - Federated Hermes MDT Market Neutral ETF - Federated Hermes MDT Market Neutral ETF	Aug. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 226
Expense Example, with Redemption, 3 Years	$ 697